Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 4,251,147	$ 3,532,645	$ 14,798,283	$ 15,239,434	$ 19,629,062	$ 16,502,209
Product sales [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	4,137,254	3,499,116	14,953,266	14,982,117
Service [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	800	19,442	800	67,753
Licensing [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 113,093	$ 14,087	$ 204,217	$ 189,564